Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tax rate	27.00%	27.00%
Tax provisions related to pillar two income taxes	$ 1.1